Business Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	$ 17,910,787,000	$ 16,737,582,000	$ 15,831,613,000
Long-lived assets	19,317,346,000	18,290,751,000	18,455,949,000
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	421,604,000	400,401,000	456,937,000
Long-lived assets	907,921,000	556,276,000	520,690,000
Segment North America(Member)
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	12,885,879,000	11,813,330,000	10,500,095,000
Long-lived assets	15,227,607,000	14,771,036,000	14,753,136,000
Remaining World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	4,603,304,000	4,523,851,000	4,874,581,000
Long-lived assets	$ 3,181,818,000	$ 2,963,439,000	$ 3,182,123,000